Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dunham Funds
Entity Central Index Key	0001420040
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000059523
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class A
Trading Symbol	DACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	0.48%	4.31%	0.29%	1.63%
Class A With Load	-4.06%	-0.40%	-0.63%	1.16%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core Plus Bond Category	0.69%	4.69%	0.50%	2.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 337,873,778
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 1,235,791
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$337,873,778
Number of Portfolio Holdings	701
Total Advisory Fee	$1,235,791
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	23.5%
Collateral for Securities Loaned	1.5%
Corporate Bonds	33.2%
Money Market Funds	4.4%
Non U.S. Government & Agencies	2.9%
Term Loans	4.1%
U.S. Government & Agencies	30.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.2%
CLO	0.2%
Real Estate	0.2%
Mbs Passthrough	0.8%
Consumer Staples	1.3%
Collateral for Securities Loaned	1.5%
Materials	1.6%
Communications	2.3%
Consumer Discretionary	2.4%
Utilities	2.7%
Technology	2.8%
Sovereign	2.9%
Industrials	3.7%
Health Care	3.7%
Energy	4.3%
Money Market Funds	4.5%
CMBS	5.0%
CMO	7.9%
ABS	10.5%
Financials	12.7%
MBS Passthrough	13.7%
U.S. Treasury Obligations	16.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.2%
Freddie Mac Pool, 5.000%, 01/01/55	2.0%
United States Treasury Note, 4.625%, 02/15/55	1.7%
United States Treasury Note, 4.625%, 05/15/54	1.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.5%
United States Treasury Note, 4.250%, 05/15/35	1.5%
United States Treasury Note, 4.250%, 02/15/54	1.3%
United States Treasury Note, 4.000%, 11/15/52	1.0%
Fannie Mae Pool, 4.000%, 03/01/55	1.0%
United States Treasury Note, 4.000%, 07/31/29	1.0%

C000059524
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class C
Trading Symbol	DCCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	0.23%	3.74%	-0.21%	1.11%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core Plus Bond Category	0.69%	4.69%	0.50%	2.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 337,873,778
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 1,235,791
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$337,873,778
Number of Portfolio Holdings	701
Total Advisory Fee	$1,235,791
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	23.5%
Collateral for Securities Loaned	1.5%
Corporate Bonds	33.2%
Money Market Funds	4.4%
Non U.S. Government & Agencies	2.9%
Term Loans	4.1%
U.S. Government & Agencies	30.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.2%
CLO	0.2%
Real Estate	0.2%
Mbs Passthrough	0.8%
Consumer Staples	1.3%
Collateral for Securities Loaned	1.5%
Materials	1.6%
Communications	2.3%
Consumer Discretionary	2.4%
Utilities	2.7%
Technology	2.8%
Sovereign	2.9%
Industrials	3.7%
Health Care	3.7%
Energy	4.3%
Money Market Funds	4.5%
CMBS	5.0%
CMO	7.9%
ABS	10.5%
Financials	12.7%
MBS Passthrough	13.7%
U.S. Treasury Obligations	16.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.2%
Freddie Mac Pool, 5.000%, 01/01/55	2.0%
United States Treasury Note, 4.625%, 02/15/55	1.7%
United States Treasury Note, 4.625%, 05/15/54	1.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.5%
United States Treasury Note, 4.250%, 05/15/35	1.5%
United States Treasury Note, 4.250%, 02/15/54	1.3%
United States Treasury Note, 4.000%, 11/15/52	1.0%
Fannie Mae Pool, 4.000%, 03/01/55	1.0%
United States Treasury Note, 4.000%, 07/31/29	1.0%

C000059525
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class N
Trading Symbol	DNCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	0.61%	4.57%	0.55%	1.88%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core Plus Bond Category	0.69%	4.69%	0.50%	2.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 337,873,778
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 1,235,791
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$337,873,778
Number of Portfolio Holdings	701
Total Advisory Fee	$1,235,791
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	23.5%
Collateral for Securities Loaned	1.5%
Corporate Bonds	33.2%
Money Market Funds	4.4%
Non U.S. Government & Agencies	2.9%
Term Loans	4.1%
U.S. Government & Agencies	30.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.2%
CLO	0.2%
Real Estate	0.2%
Mbs Passthrough	0.8%
Consumer Staples	1.3%
Collateral for Securities Loaned	1.5%
Materials	1.6%
Communications	2.3%
Consumer Discretionary	2.4%
Utilities	2.7%
Technology	2.8%
Sovereign	2.9%
Industrials	3.7%
Health Care	3.7%
Energy	4.3%
Money Market Funds	4.5%
CMBS	5.0%
CMO	7.9%
ABS	10.5%
Financials	12.7%
MBS Passthrough	13.7%
U.S. Treasury Obligations	16.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.2%
Freddie Mac Pool, 5.000%, 01/01/55	2.0%
United States Treasury Note, 4.625%, 02/15/55	1.7%
United States Treasury Note, 4.625%, 05/15/54	1.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.5%
United States Treasury Note, 4.250%, 05/15/35	1.5%
United States Treasury Note, 4.250%, 02/15/54	1.3%
United States Treasury Note, 4.000%, 11/15/52	1.0%
Fannie Mae Pool, 4.000%, 03/01/55	1.0%
United States Treasury Note, 4.000%, 07/31/29	1.0%

C000087895
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class A
Trading Symbol	DAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	3.95%	6.54%	5.38%	4.16%
Class A With Load	-1.99%	0.38%	4.14%	3.54%
Dow Jones Moderately Aggressive Portfolio Index	7.57%	24.12%	7.26%	9.75%
Morningstar Tactical Allocation Category	6.41%	21.54%	5.13%	6.35%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,328,814
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 442,939
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$98,328,814
Number of Portfolio Holdings	42
Total Advisory Fee	$442,939
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	14.5%
Exchange-Traded Funds	29.8%
Money Market Funds	17.2%
Non U.S. Government & Agencies	4.3%
U.S. Government & Agencies	34.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.2%
Supranational	1.5%
Health Care	1.8%
Government Guaranteed	2.0%
Financials	2.1%
Consumer Discretionary	3.0%
Local Authority	4.4%
Technology	5.1%
Collateral for Securities Loaned	6.8%
Equity	8.3%
Money Market Funds	11.2%
Commodity	23.0%
U.S. Treasury Obligations	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Bloomberg Roll Select Commodity Strategy ETF	11.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.3%
United States Treasury Note, 1.625%, 05/15/26	4.1%
Invesco Nasdaq 100 ETF	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.5%
United States Treasury Note, 1.125%, 10/31/26	3.5%
State Street SPDR S&P 500 ETF Trust	3.3%
Province of British Columbia Canada, 2.250%, 06/02/26	3.0%
United States Treasury Note, 0.625%, 07/31/26	3.0%
Amazon.com, Inc., 3.150%, 08/22/27	3.0%

C000087896
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class C
Trading Symbol	DCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.28%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	3.63%	5.78%	4.58%	3.38%
Dow Jones Moderately Aggressive Portfolio Index	7.57%	24.12%	7.26%	9.75%
Morningstar Tactical Allocation Category	6.41%	21.54%	5.13%	6.35%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,328,814
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 442,939
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$98,328,814
Number of Portfolio Holdings	42
Total Advisory Fee	$442,939
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	14.5%
Exchange-Traded Funds	29.8%
Money Market Funds	17.2%
Non U.S. Government & Agencies	4.3%
U.S. Government & Agencies	34.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.2%
Supranational	1.5%
Health Care	1.8%
Government Guaranteed	2.0%
Financials	2.1%
Consumer Discretionary	3.0%
Local Authority	4.4%
Technology	5.1%
Collateral for Securities Loaned	6.8%
Equity	8.3%
Money Market Funds	11.2%
Commodity	23.0%
U.S. Treasury Obligations	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Bloomberg Roll Select Commodity Strategy ETF	11.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.3%
United States Treasury Note, 1.625%, 05/15/26	4.1%
Invesco Nasdaq 100 ETF	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.5%
United States Treasury Note, 1.125%, 10/31/26	3.5%
State Street SPDR S&P 500 ETF Trust	3.3%
Province of British Columbia Canada, 2.250%, 06/02/26	3.0%
United States Treasury Note, 0.625%, 07/31/26	3.0%
Amazon.com, Inc., 3.150%, 08/22/27	3.0%

C000087897
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class N
Trading Symbol	DNAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	4.16%	6.80%	5.65%	4.43%
Dow Jones Moderately Aggressive Portfolio Index	7.57%	24.12%	7.26%	9.75%
Morningstar Tactical Allocation Category	6.41%	21.54%	5.13%	6.35%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,328,814
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 442,939
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$98,328,814
Number of Portfolio Holdings	42
Total Advisory Fee	$442,939
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	14.5%
Exchange-Traded Funds	29.8%
Money Market Funds	17.2%
Non U.S. Government & Agencies	4.3%
U.S. Government & Agencies	34.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.2%
Supranational	1.5%
Health Care	1.8%
Government Guaranteed	2.0%
Financials	2.1%
Consumer Discretionary	3.0%
Local Authority	4.4%
Technology	5.1%
Collateral for Securities Loaned	6.8%
Equity	8.3%
Money Market Funds	11.2%
Commodity	23.0%
U.S. Treasury Obligations	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Bloomberg Roll Select Commodity Strategy ETF	11.7%
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.3%
United States Treasury Note, 1.625%, 05/15/26	4.1%
Invesco Nasdaq 100 ETF	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.5%
United States Treasury Note, 1.125%, 10/31/26	3.5%
State Street SPDR S&P 500 ETF Trust	3.3%
Province of British Columbia Canada, 2.250%, 06/02/26	3.0%
United States Treasury Note, 0.625%, 07/31/26	3.0%
Amazon.com, Inc., 3.150%, 08/22/27	3.0%

C000059526
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class A
Trading Symbol	DAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.73%	[7]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	22.05%	54.32%	4.10%	7.85%
Class A With Load	15.05%	45.44%	2.87%	7.21%
Morningstar Diversified Emerging Markets Category	16.82%	46.09%	6.04%	8.68%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%
MSCI Emerging Markets Index	15.13%	46.68%	6.05%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 136,679,272
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 789,551
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$136,679,272
Number of Portfolio Holdings	78
Total Advisory Fee	$789,551
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.7%
Collateral for Securities Loaned	3.9%
Common Stocks	93.5%
Money Market Funds	0.2%
Preferred Stocks	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	0.2%
Mixed Allocation	0.7%
Utilities	1.1%
Consumer Staples	1.2%
Health Care	2.1%
Real Estate	2.5%
Materials	3.2%
Collateral for Securities Loaned	4.1%
Energy	5.8%
Communications	6.8%
Consumer Discretionary	7.4%
Industrials	8.8%
Financials	19.9%
Technology	39.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	6.6%
SK Hynix, Inc.	4.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Accton Technology Corporation	2.4%
Asia Vital Components Co., Ltd.	2.1%
Vista Energy S.A.B. de C.V. - ADR	2.1%
ASE Technology Holding Company Ltd.	1.9%

C000059527
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class C
Trading Symbol	DCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.48%	[8]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	21.69%	53.17%	3.31%	7.04%
Morningstar Diversified Emerging Markets Category	16.82%	46.09%	6.04%	8.68%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%
MSCI Emerging Markets Index	15.13%	46.68%	6.05%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 136,679,272
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 789,551
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$136,679,272
Number of Portfolio Holdings	78
Total Advisory Fee	$789,551
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.7%
Collateral for Securities Loaned	3.9%
Common Stocks	93.5%
Money Market Funds	0.2%
Preferred Stocks	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	0.2%
Mixed Allocation	0.7%
Utilities	1.1%
Consumer Staples	1.2%
Health Care	2.1%
Real Estate	2.5%
Materials	3.2%
Collateral for Securities Loaned	4.1%
Energy	5.8%
Communications	6.8%
Consumer Discretionary	7.4%
Industrials	8.8%
Financials	19.9%
Technology	39.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	6.6%
SK Hynix, Inc.	4.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Accton Technology Corporation	2.4%
Asia Vital Components Co., Ltd.	2.1%
Vista Energy S.A.B. de C.V. - ADR	2.1%
ASE Technology Holding Company Ltd.	1.9%

C000059528
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class N
Trading Symbol	DNEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$82	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.48%	[9]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	22.26%	54.74%	4.35%	8.12%
Morningstar Diversified Emerging Markets Category	16.82%	46.09%	6.04%	8.68%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%
MSCI Emerging Markets Index	15.13%	46.68%	6.05%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 136,679,272
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 789,551
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$136,679,272
Number of Portfolio Holdings	78
Total Advisory Fee	$789,551
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	0.7%
Collateral for Securities Loaned	3.9%
Common Stocks	93.5%
Money Market Funds	0.2%
Preferred Stocks	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	0.2%
Mixed Allocation	0.7%
Utilities	1.1%
Consumer Staples	1.2%
Health Care	2.1%
Real Estate	2.5%
Materials	3.2%
Collateral for Securities Loaned	4.1%
Energy	5.8%
Communications	6.8%
Consumer Discretionary	7.4%
Industrials	8.8%
Financials	19.9%
Technology	39.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	6.6%
SK Hynix, Inc.	4.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Accton Technology Corporation	2.4%
Asia Vital Components Co., Ltd.	2.1%
Vista Energy S.A.B. de C.V. - ADR	2.1%
ASE Technology Holding Company Ltd.	1.9%

C000131123
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class A
Trading Symbol	DAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[10]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	1.51%	6.26%	5.22%	4.04%
Class A With Load	-3.03%	1.46%	4.26%	3.56%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Bank Loan Category	1.61%	5.93%	5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index	1.75%	6.65%	6.09%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 224,183,219
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 645,498
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$224,183,219
Number of Portfolio Holdings	261
Total Advisory Fee	$645,498
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.1%
Corporate Bonds	9.0%
Money Market Funds	8.8%
Right	0.0%
Term Loans	77.1%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.8%
Real Estate	1.0%
Collateral for Securities Loaned	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Health Care	4.3%
CLO	5.4%
Energy	6.1%
Money Market Funds	7.7%
Materials	8.6%
Communications	9.0%
Technology	10.2%
Financials	11.9%
Industrials	13.8%
Consumer Discretionary	21.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	7.7%
Mount Vernon Liquid Assets Portfolio	1.7%
BlueMountain CLO XXXIII Ltd., ER	1.5%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.2%
OAK-Eagle Acquireco, Inc.	1.1%
Jane Street Group, LLC	1.0%
BlueMountain CLO XXXII Ltd., ER	1.0%
Neptune Bidco US, Inc.	1.0%
Trio Bidco, Inc.	1.0%
Varsity Brands, Inc.	0.9%

C000131124
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class C
Trading Symbol	DCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%	[11]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.14%	5.72%	4.70%	3.53%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Bank Loan Category	1.61%	5.93%	5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index	1.75%	6.65%	6.09%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 224,183,219
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 645,498
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$224,183,219
Number of Portfolio Holdings	261
Total Advisory Fee	$645,498
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.1%
Corporate Bonds	9.0%
Money Market Funds	8.8%
Right	0.0%
Term Loans	77.1%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.8%
Real Estate	1.0%
Collateral for Securities Loaned	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Health Care	4.3%
CLO	5.4%
Energy	6.1%
Money Market Funds	7.7%
Materials	8.6%
Communications	9.0%
Technology	10.2%
Financials	11.9%
Industrials	13.8%
Consumer Discretionary	21.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	7.7%
Mount Vernon Liquid Assets Portfolio	1.7%
BlueMountain CLO XXXIII Ltd., ER	1.5%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.2%
OAK-Eagle Acquireco, Inc.	1.1%
Jane Street Group, LLC	1.0%
BlueMountain CLO XXXII Ltd., ER	1.0%
Neptune Bidco US, Inc.	1.0%
Trio Bidco, Inc.	1.0%
Varsity Brands, Inc.	0.9%

C000131125
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class N
Trading Symbol	DNFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[12]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.64%	6.52%	5.48%	4.30%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Morningstar Bank Loan Category	1.61%	5.93%	5.07%	4.47%
Morningstar LSTA US Leveraged Loan 100 Index	1.75%	6.65%	6.09%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 224,183,219
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 645,498
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$224,183,219
Number of Portfolio Holdings	261
Total Advisory Fee	$645,498
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.1%
Corporate Bonds	9.0%
Money Market Funds	8.8%
Right	0.0%
Term Loans	77.1%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.8%
Real Estate	1.0%
Collateral for Securities Loaned	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Health Care	4.3%
CLO	5.4%
Energy	6.1%
Money Market Funds	7.7%
Materials	8.6%
Communications	9.0%
Technology	10.2%
Financials	11.9%
Industrials	13.8%
Consumer Discretionary	21.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	7.7%
Mount Vernon Liquid Assets Portfolio	1.7%
BlueMountain CLO XXXIII Ltd., ER	1.5%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.2%
OAK-Eagle Acquireco, Inc.	1.1%
Jane Street Group, LLC	1.0%
BlueMountain CLO XXXII Ltd., ER	1.0%
Neptune Bidco US, Inc.	1.0%
Trio Bidco, Inc.	1.0%
Varsity Brands, Inc.	0.9%

C000107185
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class A
Trading Symbol	DAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.25%	[13]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	-15.09%	4.14%	4.24%	13.69%
Class A With Load	-19.97%	-1.83%	3.02%	13.02%
Morningstar Large Cap Growth Category	0.47%	27.92%	9.95%	15.17%
Morningstar US Large-Mid Cap Broad Growth Index	2.74%	33.40%	12.85%	17.29%
Russell 1000® Growth Index	-1.45%	30.63%	13.86%	18.28%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,461,511
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 658,356
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$242,461,511
Number of Portfolio Holdings	35
Total Advisory Fee	$658,356
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	0.3%
Financials	3.1%
Health Care	9.2%
Industrials	9.7%
Consumer Discretionary	12.0%
Communications	15.6%
Technology	50.3%

The total percentage may not equal 100% due to the Fund’s net assets being comprised of other assets and liabilities in addition to the market value of securities held.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	9.3%
NVIDIA Corporation	8.4%
Meta Platforms, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	5.9%
Advanced Micro Devices, Inc.	5.1%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class C	4.3%
Eli Lilly & Company	3.5%
Intuitive Surgical, Inc.	3.5%
ServiceNow, Inc.	3.5%

C000107186
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class C
Trading Symbol	DCFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	2.00%	[14]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-15.41%	3.36%	3.46%	12.85%
Morningstar Large Cap Growth Category	0.47%	27.92%	9.95%	15.17%
Morningstar US Large-Mid Cap Broad Growth Index	2.74%	33.40%	12.85%	17.29%
Russell 1000® Growth Index	-1.45%	30.63%	13.86%	18.28%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,461,511
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 658,356
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$242,461,511
Number of Portfolio Holdings	35
Total Advisory Fee	$658,356
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	0.3%
Financials	3.1%
Health Care	9.2%
Industrials	9.7%
Consumer Discretionary	12.0%
Communications	15.6%
Technology	50.3%

The total percentage may not equal 100% due to the Fund’s net assets being comprised of other assets and liabilities in addition to the market value of securities held.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	9.3%
NVIDIA Corporation	8.4%
Meta Platforms, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	5.9%
Advanced Micro Devices, Inc.	5.1%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class C	4.3%
Eli Lilly & Company	3.5%
Intuitive Surgical, Inc.	3.5%
ServiceNow, Inc.	3.5%

C000107187
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class N
Trading Symbol	DNFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.00%	[15]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-15.00%	4.40%	4.50%	13.98%
Morningstar Large Cap Growth Category	0.47%	27.92%	9.95%	15.17%
Morningstar US Large-Mid Cap Broad Growth Index	2.74%	33.40%	12.85%	17.29%
Russell 1000® Growth Index	-1.45%	30.63%	13.86%	18.28%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,461,511
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 658,356
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$242,461,511
Number of Portfolio Holdings	35
Total Advisory Fee	$658,356
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	0.3%
Financials	3.1%
Health Care	9.2%
Industrials	9.7%
Consumer Discretionary	12.0%
Communications	15.6%
Technology	50.3%

The total percentage may not equal 100% due to the Fund’s net assets being comprised of other assets and liabilities in addition to the market value of securities held.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	9.3%
NVIDIA Corporation	8.4%
Meta Platforms, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	5.9%
Advanced Micro Devices, Inc.	5.1%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class C	4.3%
Eli Lilly & Company	3.5%
Intuitive Surgical, Inc.	3.5%
ServiceNow, Inc.	3.5%

C000059529
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class A
Trading Symbol	DAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[16]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	1.96%	8.40%	4.01%	5.16%
Class A With Load	-2.67%	3.56%	3.04%	4.68%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA High Yield U.S. Corporates Cash Pay Index	2.37%	8.83%	4.38%	5.83%
Morningstar High-Yield Bond Category	2.22%	8.37%	3.83%	4.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 243,239,074
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 713,821
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$243,239,074
Number of Portfolio Holdings	277
Total Advisory Fee	$713,821
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	84.3%
Money Market Funds	15.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.1%
Real Estate	2.3%
Money Market Funds	4.6%
Utilities	4.8%
Industrials	4.9%
Consumer Staples	4.9%
Health Care	5.2%
Materials	7.2%
Technology	7.8%
Collateral for Securities Loaned	13.1%
Financials	13.6%
Consumer Discretionary	14.4%
Energy	14.9%
Communications	15.4%

Credit Quality Allocation (% of total investments)

Table Summary
B2	17.0%
B1	16.4%
BA3	15.9%
BA2	12.9%
Collateral for Securities Loaned	11.6%
BA1	6.6%
Other/Not Rated	5.5%
B3	3.9%
CAA1	3.0%
BAA3	2.0%
BAA2	1.1%
BB+	0.6%
BB	0.5%
B2U	0.4%
CAA2	0.4%
B3U	0.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000059530
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class C
Trading Symbol	DCHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.79%	[17]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	1.75%	7.92%	3.50%	4.65%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA High Yield U.S. Corporates Cash Pay Index	2.37%	8.83%	4.38%	5.83%
Morningstar High-Yield Bond Category	2.22%	8.37%	3.83%	4.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 243,239,074
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 713,821
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$243,239,074
Number of Portfolio Holdings	277
Total Advisory Fee	$713,821
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	84.3%
Money Market Funds	15.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.1%
Real Estate	2.3%
Money Market Funds	4.6%
Utilities	4.8%
Industrials	4.9%
Consumer Staples	4.9%
Health Care	5.2%
Materials	7.2%
Technology	7.8%
Collateral for Securities Loaned	13.1%
Financials	13.6%
Consumer Discretionary	14.4%
Energy	14.9%
Communications	15.4%

Credit Quality Allocation (% of total investments)

Table Summary
B2	17.0%
B1	16.4%
BA3	15.9%
BA2	12.9%
Collateral for Securities Loaned	11.6%
BA1	6.6%
Other/Not Rated	5.5%
B3	3.9%
CAA1	3.0%
BAA3	2.0%
BAA2	1.1%
BB+	0.6%
BB	0.5%
B2U	0.4%
CAA2	0.4%
B3U	0.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000059531
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class N
Trading Symbol	DNHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[18]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	2.11%	8.66%	4.29%	5.43%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA High Yield U.S. Corporates Cash Pay Index	2.37%	8.83%	4.38%	5.83%
Morningstar High-Yield Bond Category	2.22%	8.37%	3.83%	4.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 243,239,074
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 713,821
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$243,239,074
Number of Portfolio Holdings	277
Total Advisory Fee	$713,821
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	84.3%
Money Market Funds	15.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-13.1%
Real Estate	2.3%
Money Market Funds	4.6%
Utilities	4.8%
Industrials	4.9%
Consumer Staples	4.9%
Health Care	5.2%
Materials	7.2%
Technology	7.8%
Collateral for Securities Loaned	13.1%
Financials	13.6%
Consumer Discretionary	14.4%
Energy	14.9%
Communications	15.4%

Credit Quality Allocation (% of total investments)

Table Summary
B2	17.0%
B1	16.4%
BA3	15.9%
BA2	12.9%
Collateral for Securities Loaned	11.6%
BA1	6.6%
Other/Not Rated	5.5%
B3	3.9%
CAA1	3.0%
BAA3	2.0%
BAA2	1.1%
BB+	0.6%
BB	0.5%
B2U	0.4%
CAA2	0.4%
B3U	0.3%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000131120
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class A
Trading Symbol	DAIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.81%	[19]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	1.31%	6.56%	1.73%	0.97%
Class A With Load	-3.22%	1.78%	0.81%	0.50%
Bloomberg Global Aggregate ex USD	0.75%	1.24%	-2.80%	-0.41%
Bloomberg Global Aggregate ex USD Hedged Index	-0.19%	1.67%	1.24%	2.25%
Morningstar Global Bond Category	0.96%	4.23%	-0.41%	1.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,672,656
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 734,328
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$129,672,656
Number of Portfolio Holdings	557
Total Advisory Fee	$734,328
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	0.0%
Common Stocks	0.1%
Convertible Bonds	0.4%
Corporate Bonds	61.0%
Money Market Funds	4.3%
Non U.S. Government & Agencies	34.2%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Local Authority	0.3%
Supranational	0.4%
Collateral for Securities Loaned	1.2%
Real Estate	1.8%
Technology	1.8%
Consumer Staples	2.9%
Money Market Funds	3.0%
Health Care	3.3%
Consumer Discretionary	4.1%
Communications	4.9%
Utilities	5.0%
Industrials	5.3%
Materials	6.8%
Energy	9.5%
Financials	13.9%
Non U.S. Treasury	15.3%
Sovereign	17.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	1.8%
Bundesschatzanweisungen, 2.200%, 03/11/27	1.8%
French Republic Government Bond OAT, 2.000%, 11/25/32	1.6%
Italy Buoni Poliennali Del Tesoro, 5.000%, 09/01/40	1.4%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.3%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.3%
Australia Government Bond, 4.500%, 04/21/33	1.1%
United Kingdom Gilt, 3.750%, 03/07/27	1.0%
Spain Government Bond, 3.450%, 10/31/34	0.9%
United Kingdom Gilt, 4.125%, 01/29/27	0.8%

C000131121
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class C
Trading Symbol	DCIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.31%	[20]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	0.97%	5.98%	1.21%	0.44%
Bloomberg Global Aggregate ex USD	0.75%	1.24%	-2.80%	-0.41%
Bloomberg Global Aggregate ex USD Hedged Index	-0.19%	1.67%	1.24%	2.25%
Morningstar Global Bond Category	0.96%	4.23%	-0.41%	1.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,672,656
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 734,328
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$129,672,656
Number of Portfolio Holdings	557
Total Advisory Fee	$734,328
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	0.0%
Common Stocks	0.1%
Convertible Bonds	0.4%
Corporate Bonds	61.0%
Money Market Funds	4.3%
Non U.S. Government & Agencies	34.2%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Local Authority	0.3%
Supranational	0.4%
Collateral for Securities Loaned	1.2%
Real Estate	1.8%
Technology	1.8%
Consumer Staples	2.9%
Money Market Funds	3.0%
Health Care	3.3%
Consumer Discretionary	4.1%
Communications	4.9%
Utilities	5.0%
Industrials	5.3%
Materials	6.8%
Energy	9.5%
Financials	13.9%
Non U.S. Treasury	15.3%
Sovereign	17.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	1.8%
Bundesschatzanweisungen, 2.200%, 03/11/27	1.8%
French Republic Government Bond OAT, 2.000%, 11/25/32	1.6%
Italy Buoni Poliennali Del Tesoro, 5.000%, 09/01/40	1.4%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.3%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.3%
Australia Government Bond, 4.500%, 04/21/33	1.1%
United Kingdom Gilt, 3.750%, 03/07/27	1.0%
Spain Government Bond, 3.450%, 10/31/34	0.9%
United Kingdom Gilt, 4.125%, 01/29/27	0.8%

C000131122
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class N
Trading Symbol	DNIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$78	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[21]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	1.29%	6.74%	1.97%	1.20%
Bloomberg Global Aggregate ex USD	0.75%	1.24%	-2.80%	-0.41%
Bloomberg Global Aggregate ex USD Hedged Index	-0.19%	1.67%	1.24%	2.25%
Morningstar Global Bond Category	0.96%	4.23%	-0.41%	1.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,672,656
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 734,328
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$129,672,656
Number of Portfolio Holdings	557
Total Advisory Fee	$734,328
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	0.0%
Common Stocks	0.1%
Convertible Bonds	0.4%
Corporate Bonds	61.0%
Money Market Funds	4.3%
Non U.S. Government & Agencies	34.2%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Local Authority	0.3%
Supranational	0.4%
Collateral for Securities Loaned	1.2%
Real Estate	1.8%
Technology	1.8%
Consumer Staples	2.9%
Money Market Funds	3.0%
Health Care	3.3%
Consumer Discretionary	4.1%
Communications	4.9%
Utilities	5.0%
Industrials	5.3%
Materials	6.8%
Energy	9.5%
Financials	13.9%
Non U.S. Treasury	15.3%
Sovereign	17.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	1.8%
Bundesschatzanweisungen, 2.200%, 03/11/27	1.8%
French Republic Government Bond OAT, 2.000%, 11/25/32	1.6%
Italy Buoni Poliennali Del Tesoro, 5.000%, 09/01/40	1.4%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.3%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.3%
Australia Government Bond, 4.500%, 04/21/33	1.1%
United Kingdom Gilt, 3.750%, 03/07/27	1.0%
Spain Government Bond, 3.450%, 10/31/34	0.9%
United Kingdom Gilt, 4.125%, 01/29/27	0.8%

C000059532
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class A
Trading Symbol	DAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	2.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.11%	[22]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	21.56%	53.03%	13.98%	12.53%
Class A With Load	14.57%	44.25%	12.64%	11.87%
Morningstar Foreign Large Value Category	15.47%	33.07%	11.30%	8.99%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 248,490,617
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 1,666,626
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$248,490,617
Number of Portfolio Holdings	412
Total Advisory Fee	$1,666,626
Portfolio Turnover	66%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Communication Services	0.4%
Equity	0.5%
Utilities	0.6%
Real Estate	0.7%
Communications	1.6%
Consumer Staples	2.8%
Consumer Discretionary	4.4%
Health Care	7.6%
Collateral for Securities Loaned	9.1%
Materials	10.0%
Energy	10.3%
Industrials	14.1%
Financials	17.0%
Technology	29.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	0.5%
Money Market Funds	8.4%
Preferred Stocks	1.2%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Samsung Electronics Company Ltd.	2.7%
Kioxia Holdings Corporation	2.7%
ASML Holding N.V.	2.0%
Bank of Ireland Group PLC	1.8%
BNP Paribas S.A.	1.8%
Suncor Energy, Inc.	1.4%
Shell PLC - ADR	1.3%
Techtronic Industries Company Ltd.	1.1%
BP PLC - ADR	1.1%

C000059533
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class C
Trading Symbol	DCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	2.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	2.86%	[23]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	21.12%	51.88%	13.12%	11.68%
Morningstar Foreign Large Value Category	15.47%	33.07%	11.30%	8.99%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 248,490,617
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 1,666,626
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$248,490,617
Number of Portfolio Holdings	412
Total Advisory Fee	$1,666,626
Portfolio Turnover	66%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Communication Services	0.4%
Equity	0.5%
Utilities	0.6%
Real Estate	0.7%
Communications	1.6%
Consumer Staples	2.8%
Consumer Discretionary	4.4%
Health Care	7.6%
Collateral for Securities Loaned	9.1%
Materials	10.0%
Energy	10.3%
Industrials	14.1%
Financials	17.0%
Technology	29.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	0.5%
Money Market Funds	8.4%
Preferred Stocks	1.2%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Samsung Electronics Company Ltd.	2.7%
Kioxia Holdings Corporation	2.7%
ASML Holding N.V.	2.0%
Bank of Ireland Group PLC	1.8%
BNP Paribas S.A.	1.8%
Suncor Energy, Inc.	1.4%
Shell PLC - ADR	1.3%
Techtronic Industries Company Ltd.	1.1%
BP PLC - ADR	1.1%

C000059534
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class N
Trading Symbol	DNINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$102	1.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.86%	[24]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	21.69%	53.35%	14.25%	12.80%
Morningstar Foreign Large Value Category	15.47%	33.07%	11.30%	8.99%
MSCI ACWI ex USA Index	12.11%	32.20%	8.38%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 248,490,617
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 1,666,626
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$248,490,617
Number of Portfolio Holdings	412
Total Advisory Fee	$1,666,626
Portfolio Turnover	66%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Communication Services	0.4%
Equity	0.5%
Utilities	0.6%
Real Estate	0.7%
Communications	1.6%
Consumer Staples	2.8%
Consumer Discretionary	4.4%
Health Care	7.6%
Collateral for Securities Loaned	9.1%
Materials	10.0%
Energy	10.3%
Industrials	14.1%
Financials	17.0%
Technology	29.5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	0.5%
Money Market Funds	8.4%
Preferred Stocks	1.2%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Samsung Electronics Company Ltd.	2.7%
Kioxia Holdings Corporation	2.7%
ASML Holding N.V.	2.0%
Bank of Ireland Group PLC	1.8%
BNP Paribas S.A.	1.8%
Suncor Energy, Inc.	1.4%
Shell PLC - ADR	1.3%
Techtronic Industries Company Ltd.	1.1%
BP PLC - ADR	1.1%

C000059511
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class A
Trading Symbol	DALVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.52%	[25]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	11.83%	30.56%	10.20%	10.79%
Class A With Load	5.41%	23.07%	8.90%	10.14%
Morningstar Large Cap Value Category	11.38%	26.00%	10.14%	11.02%
Morningstar US Large-Mid Cap Broad Value Index	9.11%	28.13%	11.68%	12.64%
Russell 1000® Value Index	14.13%	29.25%	10.29%	11.22%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 211,979,128
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,149,339
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$211,979,128
Number of Portfolio Holdings	76
Total Advisory Fee	$1,149,339
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.3%
Money Market Funds	3.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	1.8%
Collateral for Securities Loaned	1.9%
Utilities	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Materials	6.3%
Energy	6.8%
Consumer Discretionary	8.4%
Communications	9.5%
Technology	9.7%
Health Care	11.2%
Industrials	17.5%
Financials	19.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.5%
JPMorgan Chase & Company	3.5%
Amazon.com, Inc.	2.9%
Micron Technology, Inc.	2.6%
Exxon Mobil Corporation	2.3%
Cisco Systems, Inc.	2.3%
RTX Corporation	2.2%
Parker-Hannifin Corporation	2.2%
Linde PLC	2.1%
Bank of America Corporation	2.0%

C000059512
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class C
Trading Symbol	DCLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.27%	[26]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	11.46%	29.59%	9.38%	9.96%
Morningstar Large Cap Value Category	11.38%	26.00%	10.14%	11.02%
Morningstar US Large-Mid Cap Broad Value Index	9.11%	28.13%	11.68%	12.64%
Russell 1000® Value Index	14.13%	29.25%	10.29%	11.22%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 211,979,128
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,149,339
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$211,979,128
Number of Portfolio Holdings	76
Total Advisory Fee	$1,149,339
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.3%
Money Market Funds	3.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	1.8%
Collateral for Securities Loaned	1.9%
Utilities	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Materials	6.3%
Energy	6.8%
Consumer Discretionary	8.4%
Communications	9.5%
Technology	9.7%
Health Care	11.2%
Industrials	17.5%
Financials	19.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.5%
JPMorgan Chase & Company	3.5%
Amazon.com, Inc.	2.9%
Micron Technology, Inc.	2.6%
Exxon Mobil Corporation	2.3%
Cisco Systems, Inc.	2.3%
RTX Corporation	2.2%
Parker-Hannifin Corporation	2.2%
Linde PLC	2.1%
Bank of America Corporation	2.0%

C000059513
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class N
Trading Symbol	DNLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$67	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.27%	[27]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	12.01%	30.88%	10.47%	11.07%
Morningstar Large Cap Value Category	11.38%	26.00%	10.14%	11.02%
Morningstar US Large-Mid Cap Broad Value Index	9.11%	28.13%	11.68%	12.64%
Russell 1000® Value Index	14.13%	29.25%	10.29%	11.22%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 211,979,128
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,149,339
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$211,979,128
Number of Portfolio Holdings	76
Total Advisory Fee	$1,149,339
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.3%
Money Market Funds	3.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	1.8%
Collateral for Securities Loaned	1.9%
Utilities	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Materials	6.3%
Energy	6.8%
Consumer Discretionary	8.4%
Communications	9.5%
Technology	9.7%
Health Care	11.2%
Industrials	17.5%
Financials	19.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.5%
JPMorgan Chase & Company	3.5%
Amazon.com, Inc.	2.9%
Micron Technology, Inc.	2.6%
Exxon Mobil Corporation	2.3%
Cisco Systems, Inc.	2.3%
RTX Corporation	2.2%
Parker-Hannifin Corporation	2.2%
Linde PLC	2.1%
Bank of America Corporation	2.0%

C000059520
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class A
Trading Symbol	DAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[28]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	1.23%	3.43%	1.88%	4.49%
Class A With Load	-4.54%	-2.47%	0.68%	3.87%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	3.24%	6.98%	6.42%	5.30%
Morningstar Nontraditional Bond Category	1.19%	5.37%	2.49%	2.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 324,218,239
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,014,828
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$324,218,239
Number of Portfolio Holdings	88
Total Advisory Fee	$1,014,828
Portfolio Turnover	136%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	36.8%
Money Market Funds	2.7%
Municipal Bonds	0.8%
U.S. Government & Agencies	59.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	15.3%
Consumer Staples	0.4%
Education	0.8%
Health Care	0.8%
Real Estate	0.8%
Collateral for Securities Loaned	0.9%
Energy	1.2%
Industrials	1.8%
Money Market Funds	1.9%
Materials	2.1%
Utilities	2.5%
Technology	2.5%
Communications	3.9%
Consumer Discretionary	6.3%
Financials	15.7%
U.S. Treasury Obligations	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 07/09/26	13.5%
United States Treasury Bill, 0.000%, 06/11/26	12.9%
U.S. Treasury Bill, 0.000%, 09/10/26	12.5%
United States Treasury Bill, 0.000%, 05/05/26	11.8%
United States Treasury Note, 4.625%, 11/15/55	3.0%
United States Treasury Note, 4.250%, 03/31/33	2.1%
United States Treasury Note, 3.875%, 03/31/31	2.1%
First American Government Obligations Fund, Class X	1.9%
Vistra Operations Company, LLC, 4.300%, 10/15/28	1.5%
Ally Financial, Inc., 7.100%, 05/15/76	1.5%

C000059521
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class C
Trading Symbol	DCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%	[29]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	0.69%	2.62%	1.10%	3.70%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	3.24%	6.98%	6.42%	5.30%
Morningstar Nontraditional Bond Category	1.19%	5.37%	2.49%	2.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 324,218,239
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,014,828
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$324,218,239
Number of Portfolio Holdings	88
Total Advisory Fee	$1,014,828
Portfolio Turnover	136%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	36.8%
Money Market Funds	2.7%
Municipal Bonds	0.8%
U.S. Government & Agencies	59.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	15.3%
Consumer Staples	0.4%
Education	0.8%
Health Care	0.8%
Real Estate	0.8%
Collateral for Securities Loaned	0.9%
Energy	1.2%
Industrials	1.8%
Money Market Funds	1.9%
Materials	2.1%
Utilities	2.5%
Technology	2.5%
Communications	3.9%
Consumer Discretionary	6.3%
Financials	15.7%
U.S. Treasury Obligations	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 07/09/26	13.5%
United States Treasury Bill, 0.000%, 06/11/26	12.9%
U.S. Treasury Bill, 0.000%, 09/10/26	12.5%
United States Treasury Bill, 0.000%, 05/05/26	11.8%
United States Treasury Note, 4.625%, 11/15/55	3.0%
United States Treasury Note, 4.250%, 03/31/33	2.1%
United States Treasury Note, 3.875%, 03/31/31	2.1%
First American Government Obligations Fund, Class X	1.9%
Vistra Operations Company, LLC, 4.300%, 10/15/28	1.5%
Ally Financial, Inc., 7.100%, 05/15/76	1.5%

C000059522
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class N
Trading Symbol	DNAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[30]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	1.24%	3.56%	2.13%	4.74%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	3.24%	6.98%	6.42%	5.30%
Morningstar Nontraditional Bond Category	1.19%	5.37%	2.49%	2.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 324,218,239
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,014,828
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$324,218,239
Number of Portfolio Holdings	88
Total Advisory Fee	$1,014,828
Portfolio Turnover	136%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	36.8%
Money Market Funds	2.7%
Municipal Bonds	0.8%
U.S. Government & Agencies	59.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	15.3%
Consumer Staples	0.4%
Education	0.8%
Health Care	0.8%
Real Estate	0.8%
Collateral for Securities Loaned	0.9%
Energy	1.2%
Industrials	1.8%
Money Market Funds	1.9%
Materials	2.1%
Utilities	2.5%
Technology	2.5%
Communications	3.9%
Consumer Discretionary	6.3%
Financials	15.7%
U.S. Treasury Obligations	61.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 07/09/26	13.5%
United States Treasury Bill, 0.000%, 06/11/26	12.9%
U.S. Treasury Bill, 0.000%, 09/10/26	12.5%
United States Treasury Bill, 0.000%, 05/05/26	11.8%
United States Treasury Note, 4.625%, 11/15/55	3.0%
United States Treasury Note, 4.250%, 03/31/33	2.1%
United States Treasury Note, 3.875%, 03/31/31	2.1%
First American Government Obligations Fund, Class X	1.9%
Vistra Operations Company, LLC, 4.300%, 10/15/28	1.5%
Ally Financial, Inc., 7.100%, 05/15/76	1.5%

C000066378
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class A
Trading Symbol	DAMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	2.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.03%	[31]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	3.36%	7.62%	3.34%	3.18%
Class A With Load	-2.59%	1.42%	2.13%	2.57%
Morningstar Event Driven Category	3.10%	9.17%	3.69%	4.61%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%
S&P Merger Arbitrage Total Return Local Currency Index	4.54%	12.64%	5.23%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 284,006,373
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 880,911
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$284,006,373
Number of Portfolio Holdings	99
Total Advisory Fee	$880,911
Portfolio Turnover	171%

Holdings [Text Block]

Asset Weighting (% of total investments)*

Table Summary
Value	Value
Closed End Funds	1.9%
Common Stocks	134.5%
Money Market Funds	19.1%
Right	0.6%

Sector Weighting (% of net assets)*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.6%
Materials	3.2%
Consumer Staples	3.0%
Energy	6.3%
Equity	1.1%
Consumer Discretionary	2.5%
Collateral for Securities Loaned	3.1%
Communications	5.7%
Industrials	11.3%
Technology	8.3%
Health Care	7.5%
Money Market Funds	7.8%
Utilities	17.0%
Financials	11.2%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Northwestern Energy Group, Inc.	5.0%
Webster Financial Corporation	4.6%
Norfolk Southern Corporation	4.3%
TXNM Energy, Inc.	4.3%
Essential Utilities, Inc.	3.9%
Chart Industries, Inc.	3.9%
Schroders plc	3.8%
AES Corporation (The)	3.7%
Coterra Energy, Inc.	3.3%
NCR Atleos Corporation	3.3%

C000066379
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class C
Trading Symbol	DCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	2.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.78%	[32]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	2.96%	6.79%	2.57%	2.41%
Morningstar Event Driven Category	3.10%	9.17%	3.69%	4.61%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%
S&P Merger Arbitrage Total Return Local Currency Index	4.54%	12.64%	5.23%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 284,006,373
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 880,911
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$284,006,373
Number of Portfolio Holdings	99
Total Advisory Fee	$880,911
Portfolio Turnover	171%

Holdings [Text Block]

Asset Weighting (% of total investments)*

Table Summary
Value	Value
Closed End Funds	1.9%
Common Stocks	134.5%
Money Market Funds	19.1%
Right	0.6%

Sector Weighting (% of net assets)*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.6%
Materials	3.2%
Consumer Staples	3.0%
Energy	6.3%
Equity	1.1%
Consumer Discretionary	2.5%
Collateral for Securities Loaned	3.1%
Communications	5.7%
Industrials	11.3%
Technology	8.3%
Health Care	7.5%
Money Market Funds	7.8%
Utilities	17.0%
Financials	11.2%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Northwestern Energy Group, Inc.	5.0%
Webster Financial Corporation	4.6%
Norfolk Southern Corporation	4.3%
TXNM Energy, Inc.	4.3%
Essential Utilities, Inc.	3.9%
Chart Industries, Inc.	3.9%
Schroders plc	3.8%
AES Corporation (The)	3.7%
Coterra Energy, Inc.	3.3%
NCR Atleos Corporation	3.3%

C000066380
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class N
Trading Symbol	DNMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$90	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%	[33]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	3.52%	7.88%	3.61%	3.44%
Morningstar Event Driven Category	3.10%	9.17%	3.69%	4.61%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%
S&P Merger Arbitrage Total Return Local Currency Index	4.54%	12.64%	5.23%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 284,006,373
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 880,911
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$284,006,373
Number of Portfolio Holdings	99
Total Advisory Fee	$880,911
Portfolio Turnover	171%

Holdings [Text Block]

Asset Weighting (% of total investments)*

Table Summary
Value	Value
Closed End Funds	1.9%
Common Stocks	134.5%
Money Market Funds	19.1%
Right	0.6%

Sector Weighting (% of net assets)*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.6%
Materials	3.2%
Consumer Staples	3.0%
Energy	6.3%
Equity	1.1%
Consumer Discretionary	2.5%
Collateral for Securities Loaned	3.1%
Communications	5.7%
Industrials	11.3%
Technology	8.3%
Health Care	7.5%
Money Market Funds	7.8%
Utilities	17.0%
Financials	11.2%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Northwestern Energy Group, Inc.	5.0%
Webster Financial Corporation	4.6%
Norfolk Southern Corporation	4.3%
TXNM Energy, Inc.	4.3%
Essential Utilities, Inc.	3.9%
Chart Industries, Inc.	3.9%
Schroders plc	3.8%
AES Corporation (The)	3.7%
Coterra Energy, Inc.	3.3%
NCR Atleos Corporation	3.3%

C000059508
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class A
Trading Symbol	DAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.61%	[34]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	11.14%	14.14%	-4.77%	2.66%
Class A With Load	4.79%	7.60%	-5.89%	2.05%
Dow Jones Global Select REIT Total Return Net Index	11.10%	16.93%	2.95%	3.51%
Dow Jones US Real Estate Index	10.15%	12.58%	3.76%	6.49%
Morningstar Global Real Estate Category	9.20%	16.27%	1.78%	3.91%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,665,683
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 207,926
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$71,665,683
Number of Portfolio Holdings	44
Total Advisory Fee	$207,926
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.0%
Money Market Funds	13.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.2%
Communications	0.6%
Money Market Funds	0.7%
Health Care	1.5%
Collateral for Securities Loaned	14.2%
Real Estate	97.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.6%
Equinix, Inc.	8.5%
Simon Property Group, Inc.	5.1%
American Healthcare REIT, Inc.	4.6%
First Industrial Realty Trust, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Agree Realty Corporation	3.3%
Independence Realty Trust, Inc.	3.2%
Essential Properties Realty Trust, Inc.	3.2%

C000059509
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class C
Trading Symbol	DCREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	2.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.36%	[35]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	10.79%	13.34%	-5.47%	1.89%
Dow Jones Global Select REIT Total Return Net Index	11.10%	16.93%	2.95%	3.51%
Dow Jones US Real Estate Index	10.15%	12.58%	3.76%	6.49%
Morningstar Global Real Estate Category	9.20%	16.27%	1.78%	3.91%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,665,683
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 207,926
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$71,665,683
Number of Portfolio Holdings	44
Total Advisory Fee	$207,926
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.0%
Money Market Funds	13.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.2%
Communications	0.6%
Money Market Funds	0.7%
Health Care	1.5%
Collateral for Securities Loaned	14.2%
Real Estate	97.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.6%
Equinix, Inc.	8.5%
Simon Property Group, Inc.	5.1%
American Healthcare REIT, Inc.	4.6%
First Industrial Realty Trust, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Agree Realty Corporation	3.3%
Independence Realty Trust, Inc.	3.2%
Essential Properties Realty Trust, Inc.	3.2%

C000059510
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class N
Trading Symbol	DNREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$71	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[36]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	11.27%	14.46%	-4.54%	2.91%
Dow Jones Global Select REIT Total Return Net Index	11.10%	16.93%	2.95%	3.51%
Dow Jones US Real Estate Index	10.15%	12.58%	3.76%	6.49%
Morningstar Global Real Estate Category	9.20%	16.27%	1.78%	3.91%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,665,683
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 207,926
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$71,665,683
Number of Portfolio Holdings	44
Total Advisory Fee	$207,926
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	87.0%
Money Market Funds	13.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.2%
Communications	0.6%
Money Market Funds	0.7%
Health Care	1.5%
Collateral for Securities Loaned	14.2%
Real Estate	97.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.6%
Equinix, Inc.	8.5%
Simon Property Group, Inc.	5.1%
American Healthcare REIT, Inc.	4.6%
First Industrial Realty Trust, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Agree Realty Corporation	3.3%
Independence Realty Trust, Inc.	3.2%
Essential Properties Realty Trust, Inc.	3.2%

C000059514
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class A
Trading Symbol	DADGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.84%	[37]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	15.14%	46.71%	2.54%	13.69%
Class A With Load	8.52%	38.29%	1.34%	13.02%
Morningstar Small Cap Growth Category	9.15%	32.71%	2.49%	11.13%
Morningstar US Small Cap Broad Growth Extended Index	9.60%	36.25%	4.01%	11.00%
Russell 2000® Growth Index	9.29%	42.64%	4.00%	11.19%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,368,890
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 270,120
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$86,368,890
Number of Portfolio Holdings	110
Total Advisory Fee	$270,120
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.0%
Money Market Funds	18.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.4%
Consumer Staples	2.1%
Money Market Funds	3.0%
Energy	3.3%
Materials	4.9%
Consumer Discretionary	9.7%
Financials	10.0%
Health Care	12.2%
Collateral for Securities Loaned	18.1%
Technology	24.4%
Industrials	29.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ESCO Technologies, Inc.	1.9%
Mirion Technologies, Inc.	1.7%
Saia, Inc.	1.6%
Kodiak Gas Services, Inc.	1.6%
Hexcel Corporation	1.6%
Applied Industrial Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Powell Industries, Inc.	1.4%
Fulton Financial Corporation	1.4%
CECO Environmental Corporation	1.4%

C000059515
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class C
Trading Symbol	DCDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	2.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.59%	[38]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	14.70%	45.66%	1.78%	12.84%
Morningstar Small Cap Growth Category	9.15%	32.71%	2.49%	11.13%
Morningstar US Small Cap Broad Growth Extended Index	9.60%	36.25%	4.01%	11.00%
Russell 2000® Growth Index	9.29%	42.64%	4.00%	11.19%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,368,890
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 270,120
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$86,368,890
Number of Portfolio Holdings	110
Total Advisory Fee	$270,120
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.0%
Money Market Funds	18.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.4%
Consumer Staples	2.1%
Money Market Funds	3.0%
Energy	3.3%
Materials	4.9%
Consumer Discretionary	9.7%
Financials	10.0%
Health Care	12.2%
Collateral for Securities Loaned	18.1%
Technology	24.4%
Industrials	29.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ESCO Technologies, Inc.	1.9%
Mirion Technologies, Inc.	1.7%
Saia, Inc.	1.6%
Kodiak Gas Services, Inc.	1.6%
Hexcel Corporation	1.6%
Applied Industrial Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Powell Industries, Inc.	1.4%
Fulton Financial Corporation	1.4%
CECO Environmental Corporation	1.4%

C000059516
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class N
Trading Symbol	DNDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$85	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.59%	[39]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	15.26%	47.05%	2.81%	13.98%
Morningstar Small Cap Growth Category	9.15%	32.71%	2.49%	11.13%
Morningstar US Small Cap Broad Growth Extended Index	9.60%	36.25%	4.01%	11.00%
Russell 2000® Growth Index	9.29%	42.64%	4.00%	11.19%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,368,890
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 270,120
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$86,368,890
Number of Portfolio Holdings	110
Total Advisory Fee	$270,120
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.0%
Money Market Funds	18.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.4%
Consumer Staples	2.1%
Money Market Funds	3.0%
Energy	3.3%
Materials	4.9%
Consumer Discretionary	9.7%
Financials	10.0%
Health Care	12.2%
Collateral for Securities Loaned	18.1%
Technology	24.4%
Industrials	29.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ESCO Technologies, Inc.	1.9%
Mirion Technologies, Inc.	1.7%
Saia, Inc.	1.6%
Kodiak Gas Services, Inc.	1.6%
Hexcel Corporation	1.6%
Applied Industrial Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Powell Industries, Inc.	1.4%
Fulton Financial Corporation	1.4%
CECO Environmental Corporation	1.4%

C000059517
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class A
Trading Symbol	DASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.43%	[40]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	20.15%	45.62%	8.08%	9.86%
Class A With Load	13.27%	37.26%	6.81%	9.21%
Morningstar Small Cap Value Category	16.85%	35.98%	7.56%	9.73%
Morningstar US Small Cap Broad Value Extended Index	13.48%	34.03%	7.25%	9.85%
Russell 2000® Value Index	18.54%	46.34%	7.33%	10.39%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,472,067
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 428,099
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$94,472,067
Number of Portfolio Holdings	203
Total Advisory Fee	$428,099
Portfolio Turnover	41%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.5%
Consumer Staples	1.1%
Money Market Funds	2.3%
Communications	3.0%
Utilities	3.5%
Consumer Discretionary	4.2%
Real Estate	4.9%
Energy	5.5%
Health Care	7.6%
Technology	9.6%
Materials	11.7%
Collateral for Securities Loaned	14.4%
Financials	19.2%
Industrials	27.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silicon Motion Technology Corporation - ADR	1.2%
Ultra Clean Holdings, Inc.	1.1%
CareDx, Inc.	1.0%
BKV Corporation	1.0%
Peapack-Gladstone Financial Corporation	1.0%
BGC Group, Inc. - Class A	1.0%
Teradata Corporation	1.0%
Northeast Bank	0.9%
PTC Therapeutics, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%

C000059518
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class C
Trading Symbol	DCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.18%	[41]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	19.78%	44.55%	7.29%	9.04%
Morningstar Small Cap Value Category	16.85%	35.98%	7.56%	9.73%
Morningstar US Small Cap Broad Value Extended Index	13.48%	34.03%	7.25%	9.85%
Russell 2000® Value Index	18.54%	46.34%	7.33%	10.39%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,472,067
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 428,099
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$94,472,067
Number of Portfolio Holdings	203
Total Advisory Fee	$428,099
Portfolio Turnover	41%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.5%
Consumer Staples	1.1%
Money Market Funds	2.3%
Communications	3.0%
Utilities	3.5%
Consumer Discretionary	4.2%
Real Estate	4.9%
Energy	5.5%
Health Care	7.6%
Technology	9.6%
Materials	11.7%
Collateral for Securities Loaned	14.4%
Financials	19.2%
Industrials	27.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silicon Motion Technology Corporation - ADR	1.2%
Ultra Clean Holdings, Inc.	1.1%
CareDx, Inc.	1.0%
BKV Corporation	1.0%
Peapack-Gladstone Financial Corporation	1.0%
BGC Group, Inc. - Class A	1.0%
Teradata Corporation	1.0%
Northeast Bank	0.9%
PTC Therapeutics, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%

C000059519
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class N
Trading Symbol	DNSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$64	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%	[42]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	20.36%	46.05%	8.36%	10.13%
Morningstar Small Cap Value Category	16.85%	35.98%	7.56%	9.73%
Morningstar US Small Cap Broad Value Extended Index	13.48%	34.03%	7.25%	9.85%
Russell 2000® Value Index	18.54%	46.34%	7.33%	10.39%
S&P 500® Index	6.03%	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,472,067
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 428,099
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$94,472,067
Number of Portfolio Holdings	203
Total Advisory Fee	$428,099
Portfolio Turnover	41%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-14.5%
Consumer Staples	1.1%
Money Market Funds	2.3%
Communications	3.0%
Utilities	3.5%
Consumer Discretionary	4.2%
Real Estate	4.9%
Energy	5.5%
Health Care	7.6%
Technology	9.6%
Materials	11.7%
Collateral for Securities Loaned	14.4%
Financials	19.2%
Industrials	27.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silicon Motion Technology Corporation - ADR	1.2%
Ultra Clean Holdings, Inc.	1.1%
CareDx, Inc.	1.0%
BKV Corporation	1.0%
Peapack-Gladstone Financial Corporation	1.0%
BGC Group, Inc. - Class A	1.0%
Teradata Corporation	1.0%
Northeast Bank	0.9%
PTC Therapeutics, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%

C000241914
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class A
Trading Symbol	DASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[43]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	3.54%	29.97%	20.08%
Class A With Load	-1.09%	24.15%	18.25%
Morningstar Global Moderately Conservative Allocation Category	5.14%	15.49%	9.94%
S&P 500® Index	6.03%	31.05%	21.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 138,689,613
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 630,076
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$138,689,613
Number of Portfolio Holdings	10
Total Advisory Fee	$630,076
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	11.0%
Purchased Options	38.7%
U.S. Government & Agencies	50.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	38.9%
Money Market Funds	10.8%
U.S. Treasury Obligations	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, –%, 06/30/26	35.9%
S&P 500 INDEX, 01/31/30	20.5%
S&P 500 INDEX, 01/31/31	18.2%
United States Treasury Note, 1.2500%, 09/30/28	10.8%
United States Treasury Bill, –%, 06/16/26	3.6%

C000241912
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class C
Trading Symbol	DCSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.16%	[44]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	3.21%	28.95%	19.18%
Morningstar Global Moderately Conservative Allocation Category	5.14%	15.49%	9.94%
S&P 500® Index	6.03%	31.05%	21.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 138,689,613
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 630,076
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$138,689,613
Number of Portfolio Holdings	10
Total Advisory Fee	$630,076
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	11.0%
Purchased Options	38.7%
U.S. Government & Agencies	50.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	38.9%
Money Market Funds	10.8%
U.S. Treasury Obligations	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, –%, 06/30/26	35.9%
S&P 500 INDEX, 01/31/30	20.5%
S&P 500 INDEX, 01/31/31	18.2%
United States Treasury Note, 1.2500%, 09/30/28	10.8%
United States Treasury Bill, –%, 06/16/26	3.6%

C000241913
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class N
Trading Symbol	DNSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$59	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[45]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2026)

Table Summary
	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	3.69%	30.27%	20.38%
Morningstar Global Moderately Conservative Allocation Category	5.14%	15.49%	9.94%
S&P 500® Index	6.03%	31.05%	21.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 138,689,613
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 630,076
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2026)

Table Summary
Total Net Assets	$138,689,613
Number of Portfolio Holdings	10
Total Advisory Fee	$630,076
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	11.0%
Purchased Options	38.7%
U.S. Government & Agencies	50.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	38.9%
Money Market Funds	10.8%
U.S. Treasury Obligations	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, –%, 06/30/26	35.9%
S&P 500 INDEX, 01/31/30	20.5%
S&P 500 INDEX, 01/31/31	18.2%
United States Treasury Note, 1.2500%, 09/30/28	10.8%
United States Treasury Bill, –%, 06/16/26	3.6%

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